Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Line Items]
Accrued guaranty fund	$ 6,700,000
Estimated future of premium tax deductions	11,100,000
Amount of deposit with governmental authorities required by law	8,400,000	$ 8,900,000
Derivative cash collateral received	800,000	$ 6,400,000
Mortgage Backed Securities
Commitments and Contingencies Disclosure [Line Items]
Funds pledged on mortgage loans held investment portfolio	$ 18,400,000